As filed with the Securities and Exchange Commission on April 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(formerly Helios Total Return Fund, Inc.)
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Steven M. Pires, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.7%
U.S. Government Agency Collateralized Mortgage Obligations - 0.2%
Federal National Mortgage Association
Series 1997-79, Class PL 6	6.85%	12/18/27	$330	$381,114
Series 1998-W6, Class B3 1,4,7	7.09	10/25/28	367	203,612
Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $650,519)				584,726
U.S. Government Agency Pass-Through Certificates - 15.5%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation TBA	3.50	TBA	15,000	15,789,840
Pool Q03049 6	4.50	08/01/41	3,605	3,890,778
Pool C69047 6	7.00	06/01/32	403	471,917
Pool H01847 6	7.00	09/01/37	447	503,746
Pool C53494 6	7.50	06/01/31	46	47,161
Pool C56878 6	8.00	08/01/31	106	117,779
Pool C58516 6	8.00	09/01/31	41	42,476
Pool C59641 6	8.00	10/01/31	327	406,709
Pool C55166 6	8.50	07/01/31	107	116,485
Pool C55167 6	8.50	07/01/31	69	71,821
Pool C55168 6	8.50	07/01/31	75	78,909
Pool C55169 6	8.50	07/01/31	64	66,977
Pool G01466 6	9.50	12/01/22	684	787,188
Pool 555538 6	10.00	03/01/21	244	276,008
Pool 555559 6	10.00	03/01/21	156	177,321
Federal National Mortgage Association
Federal National Mortgage Association TBA	3.50	TBA	15,000	15,860,160
Pool 753914 6	5.50	12/01/33	1,846	2,030,787
Pool 761836 6	6.00	06/01/33	893	1,005,279
Pool 948362 6	6.50	08/01/37	692	763,653
Pool 555933 6	7.00	06/01/32	2,459	2,934,904
Pool 645912 6	7.00	06/01/32	521	620,566
Pool 645913 6	7.00	06/01/32	758	903,310
Pool 650131 6	7.00	07/01/32	628	749,014
Pool 784369 6	7.50	07/01/13	19	19,061
Pool 789284 6	7.50	05/01/17	55	58,359
Pool 827853 6	7.50	10/01/29	36	36,425
Pool 545990 6	7.50	04/01/31	909	1,093,038
Pool 255053 6	7.50	12/01/33	177	217,990
Pool 735576 6	7.50	11/01/34	1,005	1,222,041
Pool 896391 6	7.50	06/01/36	425	488,368
Pool 887431 6	7.50	08/01/36	150	172,253
Pool 735800 6	8.00	01/01/35	662	815,569
Pool 636449 6	8.50	04/01/32	653	820,561
Pool 852865 6	9.00	07/01/20	731	853,422
Pool 545436 6	9.00	10/01/31	325	411,678
Pool 458132 6	9.11	03/15/31	1,208	1,429,520
Total U.S. Government Agency Pass-Through Certificates
(Cost - $53,036,123)				55,351,073
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $53,686,642)				55,935,799

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 6.2%
Housing Related Asset-Backed Securities - 5.2%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1 11 (Acquired 01/25/01, Cost $3,740,244, 0.90%)	7.65%	05/15/21	$3,743	$3,189,620
ACE Securities Corp.
Series 2003-MH1, Class A4 1,4	6.50	08/15/30	1,927	2,058,909
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	383	412,149
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,425	1,565,124
Series 1997-7, Class A7	6.96	11/15/23	1,569	1,690,854
Series 1997-2, Class A6	7.24	06/15/28	187	200,265
Series 1997-6, Class A9	7.55	01/15/29	1,006	1,081,706
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	307	336,493
Series 2001-B, Class A6	6.47	04/15/40	266	295,669
Mid-State Trust
Series 10, Class B 11 (Acquired 01/05/04, Cost $1,051,186, 0.33%)	7.54	02/15/36	1,148	1,163,115
Series 2004-1, Class M2 11 (Acquired 07/01/04, Cost $2,471,409, 0.76%)	8.11	08/15/37	2,472	2,704,951
Origen Manufactured Housing
Series 2005-B, Class A4	5.91	01/15/37	1,668	1,742,668
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	2,088,432
Total Housing Related Asset-Backed Securities
(Cost - $18,140,387)				18,529,955
Collateralized Debt Obligations - 1.0%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL 1,2,4,11 (Acquired 05/14/02, Cost $4,061,941, 1.00%)
(Cost - $4,061,941)	1.45	05/24/37	4,061	3,573,413
Total ASSET-BACKED SECURITIES
(Cost - $22,202,328)				22,103,368
COMMERCIAL MORTGAGE-BACKED SECURITIES - 43.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-6, Class AJ	5.42	10/10/45	11,000	10,230,000
Series 2006-2, Class J 1,4,9,11 (Acquired 06/12/06, Cost $304,483, 0.00%)	5.48	05/10/45	332	4,450
Series 2006-1, Class J 1,4,7,9,11 (Acquired 04/06/06, Cost $614,932, 0.00%)	5.59	09/10/45	622	1,493
Series 2007-2, Class A4 6	5.61	04/10/49	4,850	5,614,200
Series 2007-3, Class AJ	5.62	06/10/49	14,670	13,865,365
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H 1,4,11 (Acquired 03/08/06, Cost $2,722,401, 0.14%)	5.45	03/11/39	2,800	507,640
Series 2007-PW16, Class B 1,4,11 (Acquired 09/22/10-03/03/11, Cost $3,645,215, 0.83%)	5.72	06/11/40	6,000	2,944,620
Series 2007-PW16, Class C 1,4,11 (Acquired 09/22/10, Cost $2,284,903, 0.58%)	5.72	06/11/40	5,000	2,059,450
Series 2007-PW16, Class D 1,4,11 (Acquired 09/22/10, Cost $1,435,623, 0.35%)	5.72	06/11/40	3,500	1,243,445
Series 2007-T28, Class F 1,4,11 (Acquired 10/11/07, Cost $232,090, 0.03%)	5.97	09/11/42	250	102,500
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 1,4	6.75	06/20/31	725	765,337
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class J 1,4,11 (Acquired 12/17/10-04/12/12, Cost $282,960, 0.11%)	5.80	12/10/49	950	390,077
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J 1,4,11 (Acquired 12/16/04, Cost $960,729, 0.08%)	4.65	11/15/37	1,000	286,224
Series 2005-C2, Class AMFX	4.88	04/15/37	5,200	5,244,548
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class K 1,4,11 (Acquired 03/07/06, Cost $6,714,588, 0.23%)	5.41	02/15/39	7,073	803,210
Series 2007-C2, Class A3 6	5.54	01/15/49	6,024	6,881,968
Series 2006-C4, Class K 1,4,7,9,11 (Acquired 09/21/06, Cost $0, 0.00%)	6.05	09/15/39	2,968	594
Four Times Square Trust
Series 2006-4TS, Class A 1,4,6	5.40	12/13/28	8,000	9,435,080

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B 11 (Acquired 12/07/10, Cost $1,553,381, 0.44%)	4.97%	12/10/41	$1,750	$1,563,359
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AJ	5.95	12/10/49	10,330	9,141,771
Series 2007-GG11, Class E 9,11 (Acquired 09/17/10, Cost $5,064,572, 0.47%)	6.05	12/10/49	13,000	1,690,000
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G 1,4,11 (Acquired 09/24/03, Cost $1,598,297, 0.42%)	5.47	10/15/37	1,600	1,509,117
Series 2007-LD11, Class J 1,4,9,11 (Acquired 06/28/07, Cost $521,945, 0.00%)	5.81	06/15/49	511	7,665
Series 2007-LD11, Class K 1,4,9,11 (Acquired 06/28/07, Cost $2,950,730, 0.01%)	5.81	06/15/49	2,818	28,180
Series 2007-CB20, Class AM	5.88	02/12/51	1,180	1,376,255
Series 2009-IWST, Class C 1,4	7.69	12/05/27	3,200	3,961,005
Series 2009-IWST, Class D 1,4,7,11 (Acquired 06/28/07, Cost $7,923,241, 2.32%)	7.69	12/05/27	7,000	8,256,227
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ	5.48	02/15/40	5,460	5,215,397
Series 2007-C1, Class C 11 (Acquired 02/10/11, Cost $2,794,595, 0.62%)	5.53	02/15/40	3,260	2,200,500
Series 2007-C1, Class D 11 (Acquired 02/10/11, Cost $473,219, 0.09%)	5.56	02/15/40	600	327,000
Series 2007-C7, Class AJ	6.26	09/15/45	10,000	9,095,680
LNR CDO Ltd.
Series 2007-1A, Class F 1,2,4,9,11 (Acquired 02/27/07, Cost $3,750,000, 0.00%)	1.65	12/26/49	3,750	0
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class G 1,4,11 (Acquired 03/01/06, Cost $990,186, 0.17%)	5.29	04/14/40	1,000	613,864
Series 2006-T21, Class H 1,4,11 (Acquired 04/04/06, Cost $1,417,531, 0.12%)	5.40	10/12/52	1,500	435,105
Series 2006-IQ11, Class J 1,4,7,11 (Acquired 05/24/06, Cost $234,867, 0.00%)	5.53	10/15/42	256	1,280
Series 2007-HQ13, Class A3 6	5.57	12/15/44	6,108	6,821,921
Series 2007-T25, Class AJ	5.57	11/12/49	10,000	9,500,000
Series 2007-IQ14, Class A4 6	5.69	04/15/49	6,690	7,629,945
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,4,11 (Acquired 07/08/10, Cost $2,657,065, 0.84%)	5.69	11/13/36	2,877	2,991,028
Series 2003-TOP9, Class G 1,4,11 (Acquired 07/08/10, Cost $4,132,294, 1.33%)	5.96	11/13/36	4,577	4,740,472
Vornado DP LLC
Series 2010-VNO, Class D 1,4,7,11 (Acquired 08/08/10, Cost $920,220, 0.30%)	6.36	09/13/28	920	1,054,479
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 1,4,9,11 (Acquired 05/11/07, Cost $1,488,567, 0.00%)	5.13	04/15/47	1,788	358
Series 2005-C20, Class F 1,4,11 (Acquired 10/15/10, Cost $1,692,829, 0.55%)	5.27	07/15/42	4,000	1,972,048
Series 2005-C16, Class H 1,4,11 (Acquired 01/19/05, Cost $5,977,021, 1.05%)	5.51	10/15/41	6,000	3,732,978
Series 2007-C33, Class AJ	5.93	02/15/51	10,000	9,451,870
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $166,490,965)				153,697,705
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 46.8%
ACE Securities Corp
Series 2006-HE2, Class A2D 2,3,10	0.47	05/25/36	2,182	1,164,309
Asset-Backed Securities Corporation Home Equity
Series 2006-HE3, Class A4 2,3,10	0.37	03/25/36	2,594	2,352,342
Series 2007-HE1, Class A4 2,3,10	0.34	12/25/36	2,350	1,357,191
Banc of America Funding Corp.
Series 2003-3, Class B4 11 (Acquired 01/28/04, Cost $297,907, 0.04%)	5.48	10/25/33	312	154,489
Series 2003-3, Class B5 11 (Acquired 01/28/04, Cost $238,288, 0.04%)	5.48	10/25/33	313	134,714
Series 2003-3, Class B6 7,11 (Acquired 01/28/04, Cost $50,829, 0.00%)	5.48	10/25/33	101	4,356
BCAP LLC Trust
Series 2009-RR13, Class 18A2 1,4,7	6.09	07/26/37	2,128	1,651,623
Bear Stearns Asset Backed Securities Trust
Series 2005-TC1, Class M1 2,10	0.64	05/25/35	538	448,489
Citicorp Mortgage Securities, Inc.
Series 2009-11, Class 8A2 1,2,4	2.42	04/25/45	3,244	2,542,160
Series 2007-2, Class 1A3	6.00	02/25/37	3,559	3,706,978
Series 2006-3, Class 1A4	6.00	06/25/36	2,309	2,353,853
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB2	6.75	08/25/34	194	207,127

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2006-OA10, Class 3A1 2,3	0.39%	08/25/46	$2,322	$1,501,509
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,315	1,052,807
Series 2006-41CB, Class 2A14	6.00	01/25/37	994	842,663
Series 2006-29T1, Class 3A3 2	76.33	10/25/36	1,292	4,731,072
Series 2006-41CB, Class 2A17	6.00	01/25/37	2,053	1,741,452
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 11 (Acquired 09/13/07, Cost $333,017, 0.09%)	5.23	01/25/34	410	323,371
Series 2003-J13, Class B4 11 (Acquired 09/13/07, Cost $204,134, 0.03%)	5.23	01/25/34	309	118,293
Series 2003-J13, Class B5 7,11 (Acquired 09/13/07, Cost $25,962, 0.01%)	5.23	01/25/34	246	21,775
Series 2003-57, Class B3 7,11 (Acquired 02/20/04, Cost $151,221, 0.00%)	5.50	01/25/34	304	1,562
Series 2004-11, Class 2A1 2,6	2.53	07/25/34	4,919	5,038,196
Series 2007-5, Class A29	5.50	05/25/37	1,207	1,107,310
Series 2006-21, Class A11	5.75	02/25/37	4,010	3,627,840
Series 2004-18, Class A1	6.00	10/25/34	355	369,288
Series 2004-21, Class A10	6.00	11/25/34	599	610,966
Series 2007-10, Class A5	6.00	07/25/37	1,277	1,140,634
Series 2007-14, Class A6	6.00	09/25/37	411	410,924
Series 2007-18, Class 1A1	6.00	11/25/37	138	129,551
Series 2007-15, Class 2A2	6.50	09/25/37	339	286,727
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 2,3	0.34	04/19/47	5,517	4,439,262
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 2,11 (Acquired 08/30/01, Cost $99,092, 0.02%)	0.70	06/25/30	103	63,725
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class M1	5.19	01/25/35	1,517	1,198,574
GSAMP Trust
Series 2007-NC1, Class A2B 2,3,10	0.30	12/25/46	3,841	1,967,025
Series 2006-HE5, Class A2C 2,3,10	0.35	08/25/36	5,335	3,142,784
Series 2006-NC1, Class A2 2,3,10	0.38	02/25/36	373	334,240
Series 2007-HE1, Class A2B 2,3,10	0.30	03/25/47	3,111	2,444,814
Series 2007-NC1, Class A2A 2,3,10	0.25	12/25/46	236	119,631
Series 2007-NC1, Class A2C 2,3,10	0.35	12/25/46	8,758	4,524,655
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,394	1,420,696
Indymac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1 2,3	0.41	11/25/36	7,261	5,985,076
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 2,3,10	0.30	01/25/37	1,113	519,874
Series 2006-HE3, Class A4 2,10	0.43	01/25/37	859	419,537
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 11 (Acquired 10/29/04, Cost $304,160, 0.03%)	3.02	10/25/33	342	101,612
Series 2003-A2, Class B4 11 (Acquired 10/29/04, Cost $182,008, 0.02%)	3.22	11/25/33	213	60,286
Lavendar Trust
Series 2010-RR2A, Class A4 1,7	6.25	10/26/36	4,301	2,671,726
Lehman XS Trust
Series 2005-5N, Class 3A2 2,3	0.56	11/25/35	6,103	3,317,054
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3 2,3,10	0.31	08/25/36	5,575	2,729,868
Series 2006-NC2, Class A4 2,3,10	0.35	08/25/36	1,961	967,678
Series 2006-HE5, Class A3 2,3,10	0.36	11/25/36	6,515	3,588,340
Series 2006-HE5, Class A4 2,3,10	0.42	11/25/36	2,199	1,222,990
Series 2006-NC2, Class A5 2,3,10	0.44	08/25/36	728	365,855
Series 2006-NC3, Class A5 2,3,10	0.41	10/25/36	5,164	2,799,252
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 2,3,10	0.48	09/25/36	6,395	5,065,959

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Real Estate Capital Trust
Series 2007-HE2, Class A2 2,3,10	0.45%	07/25/37	$3,788	$1,327,923
Series 2007-HE2, Class A3 2,3,10	0.50	07/25/37	692	244,919
Series 2007-HE2, Class A4 2,3,10	0.60	07/25/37	776	279,205
RAAC Series
Series 2005-SP1, Class M3 11 (Acquired 08/02/07, Cost $188,522, 0.00%)	5.52	09/25/34	210	15,745
RALI Trust
Series 2006-QO1, Class 2A1 2,3	0.47	02/25/46	1,616	810,524
Series 2006-QS14, Class A30 2	78.60	11/25/36	265	770,978
RESI Finance L.P.
Series 2004-B, Class B5 1,2,4,11 (Acquired 05/21/04, Cost $1,422,801, 0.23%)	1.75	02/10/36	1,423	810,997
Residential Accredit Loans, Inc.
Series 2007-QS6, Class A2 2	53.88	04/25/37	421	1,051,933
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11	6.00	07/25/35	1,034	957,930
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1 11 (Acquired 02/26/04, Cost $249,229, 0.04%)	5.25	02/25/34	278	125,182
Series 2004-S1, Class B2 7,11 (Acquired 02/26/04, Cost $0, 0.00%)	5.25	02/25/34	48	1,562
Series 2003-S7, Class A7	5.50	05/25/33	763	795,930
Series 2003-S7, Class B2 11 (Acquired 05/19/03, Cost $269,472, 0.03%)	5.50	05/25/33	343	102,043
Series 2003-S7, Class B3 7,11 (Acquired 05/19/03, Cost $0, 0.00%)	5.50	05/25/33	103	1
Resix Finance Limited Credit-Linked Notes
Series 2004-C, Class B7 1,2,4,11 (Acquired 09/23/04, Cost $1,215,946, 0.17%)	3.70	09/10/36	1,216	587,801
Series 2004-B, Class B8 1,2,4,11 (Acquired 05/21/04, Cost $325,575, 0.04%)	4.95	02/10/36	326	151,654
Series 2003-D, Class B7 1,2,4,11 (Acquired 11/19/03, Cost $670,439, 0.10%)	5.95	12/10/35	670	370,352
Series 2003-CB1, Class B8 1,2,4,11 (Acquired 12/22/04, Cost $1,376,190, 0.24%)	6.95	06/10/35	1,553	871,772
Resix Finance Limited Credit-Linked Notes
Series 2004-B, Class B9 1,2,4,11 (Acquired 05/21/04, Cost $498,734, 0.07%)	8.45	02/10/36	499	237,150
Series 2004-A, Class B10 1,2,4,11 (Acquired 03/09/04, Cost $557,393, 0.06%)	11.70	02/10/36	557	230,375
Saxon Asset Securities Trust
Series 2006-2, Class A3C 2,3,10	0.35	09/25/36	3,033	2,613,405
Securitized Asset Backed Receivables LLC
Series 2007-BR2, Class A2 2,3,10	0.43	02/25/37	4,492	1,963,131
Series 2007-BR3, Class A2A 2,3,10	0.27	04/25/37	2,153	1,104,333
Series 2007-NC1, Class A2B 2,3,10	0.35	12/25/36	7,080	3,601,920
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 2,3,10	0.36	10/25/36	3,482	2,715,930
Structured Asset Securities Corp.
Series 2006-BC4, Class A4 2,10	0.37	12/25/36	7,600	4,872,086
Series 2006-WF3, Class A4 2	0.51	09/25/36	8,590	7,190,732
Series 2003-10, Class A	6.00	04/25/33	322	341,802
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 2	5.80	03/25/37	6,057	5,696,057
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-AR1, Class A2A3 2	0.60	01/25/45	1,394	1,317,481
Series 2007-5, Class A11 2,7	38.25	06/25/37	147	266,395
Series 2005-6, Class 2A3 2	48.90	08/25/35	221	510,465
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR19, Class A1A2 2,3	0.49	12/25/45	1,359	1,250,176
Series 2004-AR8, Class A2 2	0.65	06/25/44	1,853	1,677,357
Series 2004-AR10, Class A1A 2	0.69	07/25/44	3,032	2,805,255
Series 2007-OA3, Class 2A 2,5	0.95	04/25/47	6,130	4,717,378
Series 2006-AR13, Class 1A 2	1.06	10/25/46	2,547	1,994,842
Series 2007-OA6, Class 2A 2	2.21	07/25/47	2,340	1,708,146
Series 2006-AR12, Class 1A2	2.76	10/25/36	3,004	2,527,648
Series 2006-AR9, Class 2A 2	2.46	08/25/46	2,830	2,631,420
Series 2007-HY5, Class 3A1	5.11	05/25/37	2,222	2,153,755
Series 2003-S1, Class B4 1,4,11 (Acquired 10/25/07, Cost $121,293, 0.03%)	5.50	04/25/33	138	98,384

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR2, Class 2A1	2.64%	03/25/36	$2,366	$2,362,914
Series 2005-AR8, Class 2A1	2.74	06/25/35	278	285,158
Series 2005-AR16, Class 7A1	5.15	10/25/35	1,107	1,097,866
Series 2004-6, Class B4 7,11 (Acquired 04/13/05, Cost $947,225, 0.03%)	5.50	06/25/34	1,059	100,464
Series 2007-4, Class A21	5.50	04/25/37	1,950	1,852,510
Series 2007-5, Class 1A1	5.50	05/25/37	70	73,908
Series 2007-9, Class 1A5	5.50	07/25/37	645	671,500
Series 2007-12, Class A6	5.50	09/25/37	1,060	1,085,732
Series 2006-AR4, Class 1A1	5.76	04/25/36	232	217,281
Series 2006-8, Class A15	6.00	07/25/36	1,423	1,415,132
Series 2007-AR5, Class A1	5.96	10/25/37	330	324,405
Series 2007-8, Class 1A22	6.00	07/25/37	816	811,839
Series 2007-8, Class 2A2	6.00	07/25/37	1,809	1,802,572
Series 2007-10, Class 1A5	6.00	07/25/37	241	242,455
Series 2007-11, Class A14	6.00	08/25/37	874	889,639
Series 2007-13, Class A7	6.00	09/25/37	631	616,753
Series 2005-18, Class 2A10 2	21.98	01/25/36	313	420,918
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $159,487,445)				166,377,204
INTEREST-ONLY SECURITIES - 4.3%
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class EIO 1,2,4,8	3.94	07/16/34	10,000	1,310,880
Federal National Mortgage Association
Series 2011-46, Class BI 8	4.50	04/25/37	7,068	1,041,510
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 1,2,4,8	1.59	05/10/36	15,674	79,266
Government National Mortgage Association
Series 2005-76, Class IO 2,8	0.54	09/16/45	37,156	917,087
Series 2012-100, Class IO 2,6,8	0.89	08/16/52	35,318	2,652,415
Series 2012-70, Class IO 2,6,8	0.96	08/16/52	47,573	3,355,017
Series 2012-78, Class IO 2,6,8	1.05	06/16/52	36,530	2,847,681
Series 2012-95, Class IO 2,6,8	1.05	02/16/53	11,606	1,064,058
Series 2012-132, Class IO 2,8	1.19	06/16/54	24,919	2,043,325
Vendee Mortgage Trust
Series 1997-2, Class IO 2,8	0.04	06/15/27	16,523	20,339
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 1,2,4,8	1.70	11/15/34	3,726	5,678
Total INTEREST-ONLY SECURITIES
(Cost - $14,923,341)				15,337,256
INVESTMENT GRADE CORPORATE BONDS - 0.5%
Basic Industry - 0.1%
Georgia-Pacific LLC. 6
(Cost - $282,944)	7.25	06/01/28	300	394,655
Energy - 0.2%
Pioneer Natural Resources Co. 6	6.65	03/15/17	300	353,062
SESI LLC 6	6.88	06/01/14	200	200,060
Total Energy
(Cost - $479,881)				553,122
Telecommunications - 0.2%
CenturyLink, Inc. 6	7.65	03/15/42	450	439,343
Qwest Capital Funding, Inc.	6.88	07/15/28	300	295,417
Total Telecommunications
(Cost - $713,302)				734,760
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $1,476,127)				1,682,537

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS - 15.5%
Automotive - 1.0%
American Axle & Manufacturing, Inc. 6	6.63%	10/15/22	$200	$204,500
American Axle & Manufacturing, Inc. 6	7.75	11/15/19	350	385,000
American Axle & Manufacturing, Inc. 6	7.88	03/01/17	150	154,502
Chrysler Group LLC/CG Co-Issuer, Inc. 6	8.25	06/15/21	750	830,625
General Motors Financial Company, Inc. 1,4,6	4.75	08/15/17	500	522,730
Jaguar Land Rover PLC 1,4,6	8.13	05/15/21	400	445,000
Pittsburgh Glass Works LLC 1,4,6	8.50	04/15/16	500	503,750
Tenneco, Inc. 6	6.88	12/15/20	130	142,025
Visteon Corp. 6	6.75	04/15/19	468	498,420
Total Automotive
(Cost - $3,501,610)				3,686,552
Basic Industry - 2.4%
AK Steel Corp.	7.63	05/15/20	500	445,000
Alpha Natural Resources, Inc. 6	6.25	06/01/21	600	531,000
Arch Coal, Inc. 6	7.25	06/15/21	600	513,000
Arch Coal, Inc. 6	8.75	08/01/16	300	306,000
Arch Coal, Inc. 6	6.13	06/01/18	475	512,192
Ashland, Inc. 1,4	4.75	08/15/22	200	203,500
Associated Materials LLC 6	9.13	11/01/17	500	521,875
Cascades, Inc. 6	7.88	01/15/20	500	535,000
FMG Resources August 2006 Property Ltd. 1,4,6	6.88	04/01/22	350	374,500
Hexion US Finance Corp. 6	6.63	04/15/20	750	738,750
Huntsman International LLC 6	4.88	11/15/20	350	346,500
Ineos Finance PLC 1,4,6	7.50	05/01/20	425	457,938
Ineos Finance PLC 1,4,6	9.00	05/15/15	175	185,063
Masonite International Corp. 1,4,6	8.25	04/15/21	600	667,500
Steel Dynamics, Inc. 6	7.63	03/15/20	300	333,000
Tembec Industries, Inc. 6	11.25	12/15/18	500	550,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	8.75	02/01/19	275	273,969
United States Steel Corp.	7.00	02/01/18	325	344,500
Verso Paper Holdings LLC/Verso Paper, Inc. 6	11.75	01/15/19	350	369,250
Xerium Technologies, Inc. 6	8.88	06/15/18	350	334,250
Total Basic Industry
(Cost - $8,391,786)				8,542,787
Capital Goods - 1.0%
AAR Corp. 6	7.25	01/15/22	500	533,750
Coleman Cable, Inc. 6	9.00	02/15/18	500	544,375
Crown Cork & Seal Company, Inc. 6	7.38	12/15/26	350	389,375
Mueller Water Products, Inc. 6	8.75	09/01/20	281	318,233
Owens-Illinois, Inc. 6	7.80	05/15/18	400	469,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6	7.88	08/15/19	750	828,750
Terex Corp. 6	6.50	04/01/20	600	634,500
Total Capital Goods
(Cost - $3,449,653)				3,717,983
Consumer Cyclical - 0.7%
Levi Strauss & Co. 6	7.63	05/15/20	600	654,000
Limited Brands, Inc. 6	7.60	07/15/37	300	318,000
Mead Products LLC/ACCO Brands Corp. 1,4,6	6.75	04/30/20	600	635,250
Michaels Stores, Inc.	7.75	11/01/18	600	654,750
Phillips-Van Heusen Corp. 6	7.38	05/15/20	300	336,375
Total Consumer Cyclical
(Cost - $2,453,272)				2,598,375

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Consumer Non-Cyclical - 0.6%
Bumble Bee Acquisition Corp. 1,4,6	9.00%	12/15/17	$584	$638,020
C&S Group Enterprises LLC 1,4,6	8.38	05/01/17	600	638,250
Cott Beverages, Inc. 6	8.13	09/01/18	350	384,125
Jarden Corp. 6	7.50	05/01/17	300	339,375
Total Consumer Non-Cyclical
(Cost - $1,901,069)				1,999,770
Energy - 2.6%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 6	7.88	04/15/22	600	637,500
Calfrac Holdings L.P. 1,4,6	7.50	12/01/20	600	603,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 6	8.88	02/15/18	600	646,500
EV Energy Partners LP/EV Energy Finance Corp. 6	8.00	04/15/19	600	628,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 6	8.63	06/15/20	195	197,925
FracTech Services LLC/Frac Tech Finance Inc. 1,4,6	8.13	11/15/18	364	376,740
Hercules Offshore, Inc. 1,4,6	10.50	10/15/17	250	271,250
Hilcorp Energy I LP/Hilcorp Finance Co. 1,4,6	8.00	02/15/20	600	658,500
Inergy Midstream L.P./NRGM Finance Corp. 1,4	6.00	12/15/20	600	621,000
Key Energy Services, Inc. 6	6.75	03/01/21	600	612,000
Linn Energy LLC/Linn Energy Finance Corp. 6	7.75	02/01/21	300	324,000
Linn Energy LLC/Linn Energy Finance Corp. 6	8.63	04/15/20	300	331,875
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 6	8.88	03/15/18	600	630,000
Petroleum Geo-Services ASA 1,4,6	7.38	12/15/18	150	165,000
Plains Exploration & Production Co. 6	7.63	06/01/18	400	420,000
Precision Drilling Corp. 6	6.63	11/15/20	300	318,750
Quicksilver Resources, Inc. 6	11.75	01/01/16	400	402,000
Trinidad Drilling Ltd. 1,4,6	7.88	01/15/19	600	643,500
W&T Offshore, Inc. 6	8.50	06/15/19	600	642,000
Total Energy
(Cost - $8,899,874)				9,130,040
Healthcare - 1.6%
CHS/Community Health Systems, Inc. 6	7.13	07/15/20	700	754,250
Fresenius Medical Care U.S. Finance II, Inc. 1,4,6	5.88	01/31/22	300	329,250
HCA, Inc. 6	5.88	05/01/23	150	155,438
HCA, Inc. 6	8.00	10/01/18	600	702,000
Health Management Associates, Inc. 6	7.38	01/15/20	750	819,375
inVentiv Health, Inc. 1,4	9.00	01/15/18	600	625,500
Kindred Healthcare, Inc. 6	8.25	06/01/19	600	596,250
Pharmaceutical Product Development, Inc. 1,4,6	9.50	12/01/19	600	688,500
Polymer Group, Inc. 6	7.75	02/01/19	500	541,250
Service Corporation International 6	6.75	04/01/16	400	444,500
Total Healthcare
(Cost - $5,358,680)				5,656,313
Media - 1.1%
American Reprographics Co. 6	10.50	12/15/16	350	345,625
Cablevision Systems Corp. 6	5.88	09/15/22	100	97,000
Cablevision Systems Corp. 6	8.63	09/15/17	500	580,000
CCO Holdings LLC/CCO Holdings Capital Corp. 6	6.63	01/31/22	300	324,750
CCO Holdings LLC/CCO Holdings Capital Corp. 6	8.13	04/30/20	300	334,125
Cenveo Corp.	8.88	02/01/18	225	218,813
Clear Channel Worldwide Holdings, Inc. 6	7.63	03/15/20	750	776,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 1,4	6.38	04/01/23	100	101,500
Mediacom LLC/Mediacom Capital Corp. 6	9.13	08/15/19	500	555,000
National CineMedia LLC 6	6.00	04/15/22	600	643,500
Total Media
(Cost - $3,804,152)				3,976,563
Real Estate - 0.2%
Realogy Corp. 1,4,6
(Cost - $507,241)	7.63	01/15/20	500	563,750

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Services - 3.2%
AMC Entertainment, Inc. 6	8.75%	06/01/19	$500	$548,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6	8.25	01/15/19	350	382,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6	9.75	03/15/20	200	230,500
Beazer Homes USA, Inc. 6	6.63	04/15/18	500	534,375
Boyd Gaming Corp. 1,4,6	9.00	07/01/20	600	615,000
Caesars Entertainment Operating Company, Inc. 6	8.50	02/15/20	750	731,250
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 6	9.13	08/01/18	350	392,000
CityCenter Holdings LLC/CityCenter Finance Corp. 6	7.63	01/15/16	500	538,125
H&E Equipment Services, Inc. 1,4,6	7.00	09/01/22	600	657,000
HDTFS, Inc. 1,4	6.25	10/15/22	600	645,000
Iron Mountain, Inc. 6	5.75	08/15/24	100	99,750
Iron Mountain, Inc. 6	8.38	08/15/21	500	548,750
Isle of Capri Casinos, Inc. 6	7.75	03/15/19	600	651,000
MGM Resorts International 6	7.63	01/15/17	350	385,875
MGM Resorts International 6	7.75	03/15/22	125	137,344
MGM Resorts International 6	8.63	02/01/19	275	315,563
MTR Gaming Group, Inc. 6	11.50	08/01/19	96	99,790
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,4,6	8.88	04/15/17	475	504,688
PulteGroup, Inc. 6	6.38	05/15/33	300	304,500
Royal Caribbean Cruises Ltd. 6	5.25	11/15/22	600	615,000
Scientific Games Corp. 6	8.13	09/15/18	450	495,000
Standard Pacific Corp. 6	8.38	05/15/18	300	353,250
Standard Pacific Corp. 6	8.38	01/15/21	450	534,375
The Hertz Corp. 6	7.50	10/15/18	300	327,750
UR Merger Sub Corp. 6	7.63	04/15/22	450	498,375
UR Merger Sub Corp. 6	9.25	12/15/19	300	342,000
Total Services
(Cost - $10,882,049)				11,486,760
Technology & Electronics - 0.4%
First Data Corp. 1,4,6	7.38	06/15/19	750	788,438
Freescale Semiconductor, Inc. 1,4,6	9.25	04/15/18	600	660,000
Total Technology & Electronics
(Cost - $1,392,349)				1,448,438
Telecommunications - 0.5%
Cincinnati Bell, Inc. 6	8.25	10/15/17	260	275,600
Cincinnati Bell, Inc. 6	8.38	10/15/20	114	119,985
Frontier Communications Corp. 6	7.13	03/15/19	600	648,000
TW Telecom Holdings, Inc. 6	8.00	03/01/18	190	206,625
Windstream Corp. 6	7.00	03/15/19	400	409,000
Total Telecommunications
(Cost - $1,559,875)				1,659,210
Utility - 0.2%
NRG Energy, Inc. 6
(Cost - $621,632)	8.50	06/15/19	600	667,500
Total HIGH YIELD CORPORATE BONDS
(Cost - $52,723,242)				55,134,041
SHORT-TERM INVESTMENTS - 0.0%
United States Treasury Bill 12,13
(Cost - $99,994)	0.055	04/11/13	100	99,994
Total Investments - 132.2%
(Cost - $471,090,084)				470,367,904
Liabilities in Excess of Other Assets - (32.2)%				(114,531,630)
NET ASSETS - 100.0%				$355,836,274

BROOKFIELD TOTAL RETURN FUND, INC.
Schedule of Investments (Unaudited)
February 28, 2013

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of February 28, 2013, the total value of all such investments was $80,366,764 which amounted to 22.59% of the net assets.

2	Variable Rate Security - Interest rate shown is the rate in effect as of February 28, 2013.
3	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
4	Private Placement.
5
Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2013, the total values of all such securities was $4,717,378 which amounted to 1.33% of net assets.

6	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
7
Represents the most subordinated class in a trust of mortgage-backed securities that is the next to receive allocation of principal loss. Such  classes will continue to receive all principal loss until its balance is zero.

8	Interest rate is based on the notional amount of the underlying mortgage pools.
9	Issuer is currently in default on its regularly scheduled interest payment.
10	Investment in subprime security. As of February 28, 2013, the total values of all such investments was $54,257,685 which amounted to 15.26% of the net assets.
11
Restricted Illiquid Securities - Securities that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.  Although recent instability in the markets has resulted in periods of increased overall market illiqudity, liquidity for each security is determined based on security specific factors.  The values in the parenthesis represent the acquistion date, cost and the percentage of net assets, respectively. As of February 28, 2013, the total value of these securities was $54,786,127 which  amounted to 15.40% of the net assets.

12	Zero-Coupon Note - Interest rate represents current yield to maturity.
13	Portion or entire principal amount delivered as collateral for open futures contracts.
TBA	To Be Announced

BROOKFIELD TOTAL RETURN FUND INC. (FORMERLY HELIOS TOTAL RETURN FUND, INC.)
Notes to Financial Statements
February 28, 2013 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid price furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser’s”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors.  The Valuation Committee is comprised of senior members of the Adviser’s management team.  There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  Significant increases or decreases in any of these factors in isolation may result in higher or lower fair value measurement.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

To assess the continuing appropriateness  of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund’s investments carried at fair value:

Assets:	Level 1	Level 2	Level 3	Level 4
US. Government & Agency Obligations	$-	$55,935,799	$-	$55,935,799
Asset-Backed Securities	-	18,529,955	3,573,413	22,103,368
Commercial Mortgage-Backed Securities	-	-	153,697,705	153,697,705
Non-Agency Residential Mortgage-Backed Securities	-	-	166,377,204	166,377,204
Interest-Only Securities	-	13,941,432	1,395,824	15,337,256
Investment Grade Corporate Bonds	-	1,682,537	-	1,682,537
High Yield Corporate Bonds	-	54,231,791	902,250	55,134,041
Short-Term Investments	-	99,994	-	99,994
Total	$-	$144,421,508	$325,946,396	470,367,904

Liabilities:	Level 1	Level 2	Level 3	Level 4
Other Financial Instruments*	$-	$(6,234)	$-	$(6,234)

* Other financial instruments includes futures contracts, which are valued at the unrealized depreciation on the instruments.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of February 28, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.  The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of February 28, 2013	Valuation Methodology	Unobservable Input	Range
Asset-Backed Securities	$ 3,573,413	Unadjusted quoted market prices	NBIB(1)	85.21 – 110.96
Commercial Mortgage-Backed Securities	153,697,705	Unadjusted quoted market prices	NBIB(1)	0.00 – 123.78
Non-Agency Residential Mortgage- Backed Securities	166,377,204	Unadjusted quoted market prices	NBIB(1)	0.00 – 366.18
Interest Only Securities	1,395,824	Unadjusted quoted market prices	NBIB(1)	0.12 – 14.74
High Yield Corporate Bonds	902,250	Unadjusted quoted market prices	NBIB(1)	85.50 – 118.75
Total Fair Value for Level 3 Investments	$ 16,072,869

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest-Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2012	$10,741,144	$145,767,740	$164,634,656	$14,507,895	$2,555,850	$338,207,285
Accrued Discounts (Premiums)	615	(1,260,904)	321,129	(173,349)	(3,082)	(1,115,591)
Realized Gain (Loss)	221,532	2,135,561	3,846,611	33,583,156	(1,750)	39,785,110
Change in Unrealized Appreciation (Depreciation)	88,087	9,834,618	4,212,145	296,155	99,028	14,530,033
Purchases at cost	-	3,970,000	17,338,277	-	1,004,166	22,312,443
Sales proceeds	(4,773,014)	(6,749,310)	(23,975,614)	(33,938,450)	(662,229)	(70,098,617)
Transfers into Level 3	-	-	-	-	157,500	157,500	(a)
Transfers out of Level 3	(2,704,951)	-	-	(12,879,583)	(2,247,233)	(17,831,767)	(a)
Balance as of February 28, 2013	$3,573,413	$153,697,705	$166,377,204	$1,395,824	$902,250	325,946,396
Change in unrealized gains or losses relating to assets still held at reporting date	$ 113,442	$ 10,092,347	$ 5,818,281	$ 2,550	$ 46,249	$ 16,072,869

 (a) Transfers in and out of Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

For the three months ended February 28, 2013, there was no security transfer activity between Level 1 and Level 2 for the Fund.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at February 28, 2013 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$471,090,084	$33,873,022	$(34,595,202)	$(722,180)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At February 28, 2013, the Fund had the following reverse repurchase agreements outstanding:
Face Value	Description	Maturity Amount
$ 3,934,828	Barclays, 1.00%, dated 02/11/13, maturity date 03/11/13	$ 3,937,889
2,722,406	Barclays, 1.00%, dated 02/15/13, maturity date 03/15/13	2,724,524
6,970,320	Barclays, 1.00%, dated 02/19/13, maturity date 03/19/13	6,975,741
3,725,000	BNP Paribas Securities, 0.40%, dated 02/11/13, maturity date 03/11/13	3,726,159
1,003,375	Credit Suisse, 0.42%, dated 01/29/13, maturity date 03/01/13	1,003,738
13,454,000	Goldman Sachs, 0.49%, dated 12/07/13, maturity date 03/07/13	13,470,481
3,714,000	JP Morgan Chase, 0.42%, dated 02/15/13, maturity date 03/15/13	3,715,213
1,250,000	JP Morgan Chase, 0.44%, dated 02/11/13, maturity date 03/11/13	1,250,428
4,142,300	JP Morgan Chase, 1.00%, dated 02/11/13, maturity date 03/11/13	4,145,522
18,330,872	JP Morgan Chase, 1.00%, dated 02/22/13, maturity date 03/15/13	18,345,081
1,864,700	JP Morgan Chase, 1.00%, dated 02/22/13, maturity date 03/22/13	1,866,153
131,600	JP Morgan Chase, 1.01%, dated 02/15/13, maturity date 03/15/13	131,703
3,271,053	JP Morgan Chase, 1.05%, dated 02/07/13, maturity date 03/07/13	3,273,722
2,968,000	JP Morgan Chase, 1.05%, dated 02/11/13, maturity date 03/11/13	2,970,429
2,369,000	JP Morgan Chase, 1.05%, dated 02/25/13, maturity date 03/26/13	2,371,009
20,357,000	JP Morgan Chase, 1.10%, dated 02/15/13, maturity date 05/15/13	20,412,360
8,030,000	JP Morgan Chase, 1.10%, dated 02/25/13, maturity date 03/26/13	8,037,133
3,439,462	JP Morgan Chase, 1.45%, dated 02/07/13, maturity date 03/07/13	3,443,339
$101,677,916	Maturity Amount, Including Interest Payable	$101,800,624
	Market Value of Assets Sold Under Agreements	$104,575,522
	Weighted Average Interest Rate	0.94%

The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended February 28, 2013, was approximately $103,314,621 at a weighted average interest rate of 0.95%.

The maximum amount of reverse repurchase agreements outstanding at any time during the three months was $104,562,005, which was 21.50% of total assets of the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.  As of February 28, 2013, the following futures contracts were outstanding.

Short:
Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 28, 2013	Unrealized Appreciation
$ 5,700,000	10 Year U.S. Treasury Note	June 2013	$7,509,323	$7,498,172	$11,151

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at February 28, 2013 were as follows:

    Purchases:
Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	3.50%	$15,000,000	$15,789,840
Federal National Mortgage Association	3.50%	$15,000,000	$15,860,160

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Total Return Fund Inc. (formerly Helios Total Return Fund, Inc.)

By (Signature and Title)        /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date            4-26-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date            4-26-2013

By (Signature and Title)        /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date            4-26-2013